Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-1-2008

A.	DATES	Begin	End	# days

1	Determination Date		3/18/2008

2	Payment Date		3/20/2008

3	Collection Period	1/27/2008	3/1/2008	35

4	Monthly Interest Period - Actual/360	2/20/2008	3/19/2008	29

5	Monthly Interest - 30/360			30

B.     SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	325,000,000.00	—	—	—	—
7	Class A-2 Notes	387,000,000.00	149,464,968.02	39,613,897.05	109,851,070.97	0.2838529
8	Class A-3 Notes	203,000,000.00	203,000,000.00	—	203,000,000.00	1.0000000
9	Class A-4 Notes	283,571,000.00	283,571,000.00	—	283,571,000.00	1.0000000

10	Total Securities	$1,198,571,000.00	$636,035,968.02	$39,613,897.05	$596,422,070.97

11	Overcollateralization	24,461,105.57	24,461,105.57		24,461,105.57
12	Adjusted Pool Balance	1,223,032,105.57	660,497,073.59	39,613,897.05	620,883,176.54
13	VSOC	52,725,977.16	26,438,227.85		24,945,846.18

14	Net Pool Balance	$1,275,758,082.73	$686,935,301.44	39,613,897.05	$645,829,022.72

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	5.3172%	—	—	—	—
16	Class A-2 Notes	5.2900%	658,891.40	4.4083333	40,272,788.45	269.4463391
17	Class A-3 Notes	5.2000%	879,666.67	4.3333333	879,666.67	4.3333333
18	Class A-4 Notes	3.1138%	711,280.75	2.5082986	711,280.75	2.5082986

	Total Securities		2,249,838.81		41,863,735.86

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	26,293,041.99
20	Scheduled Interest Payments Received	3,735,546.56
21	Prepayments of Principal Received	341,501.37
22	Liquidation Proceeds	13,077,739.03
23	Recoveries Received	724,917.04
24	Other Payments Received to Reduce Principal	—

25	Subtotal: Total Collections	44,172,745.99

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	27,838.23

30	Total Available Funds, prior to Servicer Advances	44,200,584.22

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	44,200,584.22

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	44,200,584.22

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	572,446.08
37	Net Swap Payment Class A-4 Notes	505,002.54
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest Payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	2,249,838.81
40	Principal Distribution Amount (Item 80)	39,613,897.05
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,259,399.74

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-1-2008	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	572,446.08	—	572,446.08

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	658,891.40	—	658,891.40
49	Class A-3 Interest	879,666.67	—	879,666.67
50	Class A-4 Interest	711,280.75	—	711,280.75
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	2,249,838.81	—	2,249,838.81

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			660,497,073.59
57	Beginning Net Pool Balance		686,935,301.44
58	Receipts of Scheduled Principal		(26,293,041.99)
59	Receipts of Prepaid Principal		(341,501.37)
60	Liquidation Proceeds		(13,077,739.03)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(1,393,996.33)

64	Ending Net Pool Balance		645,829,022.72
65	Yield Supplement Overcollateralization Amount		24,945,846.18

66	Adjusted Pool Balance		620,883,176.54
67	Less: Adjusted Pool Balance - End of Collection Period			620,883,176.54

68	Calculated Principal Distribution Amount			39,613,897.05

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			44,200,584.22
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			572,446.08
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			2,754,841.35
73	Less: Calculated Principal Distribution (Item 68)			39,613,897.05

74	Equals: Remaining Available Funds before Servicer Advance			1,259,399.74
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,259,399.74
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			39,613,897.05

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-1-2008	PAGE 3

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $3,057,580.26, else $9,172,740.79		9,172,740.79
86	Initial Reserve Account Balance		3,057,580.26

87	Beginning Reserve Account Balance		9,172,740.79
88	Plus: Net Investment Income for the Collection Period		27,838.23

89	Subtotal: Reserve Fund Available for Distribution		9,200,579.02
90	Plus: Deposit of Excess Available Funds (Item 41)		—
91	Less: Reserve Account Draw Amount (Item 79)		—

92	Subtotal Reserve Account Balance		9,200,579.02
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		27,838.23

94	Equals: Ending Reserve Account Balance		9,172,740.79

95	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

96	Net Pool Balance	1,275,758,083	645,829,023
97	Number of Current Contracts	96,284	61,556
98	Weighted Average Loan Rate	5.26%	5.62%
99	Average Remaining Term	46.5	38.9
100	Average Original Term	60.6	62.0
101	Monthly Prepayment Rate		1.3%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables	86	1,393,996
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		724,917

105	Net Principal Losses for Current Collection Period	86	669,079

106	Beginning Net Principal Losses	661	7,633,276
107	Net Principal Losses for Current Collection Period	86	669,079

108	Cumulative Net Principal Losses	747	8,302,356

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,275,758,082.73)		0.65%
110	Reduction Trigger met? August 2008 payment date Cumulative Net Loss Ratio <.60% or February 2009 payment date Cumulative Net Loss Ratio <.80%		Input

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	98.67%	60,846	637,213,415
112	31 - 60 Days Delinquent	1.19%	627	7,695,058
113	61 - 90 Days Delinquent	0.14%	83	920,550

114	Total	100.00%	61,556	645,829,022.72

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	—
116	Swap Replacements Proceeds	—

117	Total Receipts	—

Payments
118	Net Swap Payment Class A-4 Notes	505,002.54

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month